AST SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 97.5%
Common Stocks — 97.2%
Aerospace & Defense — 1.6%
BWX Technologies, Inc.(a)	69,257	$ 3,962,193
Hexcel Corp.	28,044	2,303,254
Moog, Inc. (Class A Stock)	17,150	1,391,208
Vectrus, Inc.*	66,707	2,711,639
		10,368,294
Air Freight & Logistics — 0.2%
Echo Global Logistics, Inc.*	62,400	1,413,360
Airlines — 0.4%
SkyWest, Inc.	45,700	2,623,180
Auto Components — 0.7%
Adient PLC(a)	73,300	1,682,968
Dana, Inc.	173,600	2,506,784
Modine Manufacturing Co.*	12,500	142,125
		4,331,877
Banks — 16.5%
1st Source Corp.	3,550	162,342
Amalgamated Bank (Class A Stock)	9,600	153,792
Ameris Bancorp	63,180	2,542,363
Banc of California, Inc.	128,025	1,810,273
Bancorp, Inc. (The)*	194,900	1,929,510
Bank of Commerce Holdings	7,800	84,942
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	142,642	4,227,909
BankUnited, Inc.	121,598	4,088,125
Banner Corp.	12,700	713,359
Berkshire Hills Bancorp, Inc.	63,976	1,873,857
Boston Private Financial Holdings, Inc.	155,000	1,806,525
Cathay General Bancorp	17,200	597,442
Central Valley Community Bancorp	8,200	166,870
Chemung Financial Corp.	2,000	84,000
Community Trust Bancorp, Inc.	13,246	564,015
ConnectOne Bancorp, Inc.	72,500	1,609,500
Customers Bancorp, Inc.*	161,340	3,346,192
Eagle Bancorp, Inc.	34,278	1,529,484
East West Bancorp, Inc.	11,383	504,153
Farmers National Banc Corp.	28,700	415,576
Financial Institutions, Inc.	45,200	1,364,136
First Bancorp	12,300	441,570
First BanCorp. (Puerto Rico)	465,900	4,649,682
First Business Financial Services, Inc.	17,600	423,808
First Citizens BancShares, Inc. (Class A Stock)	2,000	943,100
First Commonwealth Financial Corp.	31,100	413,008
First Financial Corp.	7,400	321,678
First Hawaiian, Inc.	14,600	389,820
First Horizon National Corp.	209,861	3,399,748
Flushing Financial Corp.	13,300	268,726
FNB Corp.	479,572	5,529,465
Franklin Financial Network, Inc.	4,700	141,987
Fulton Financial Corp.	55,900	904,462
Great Southern Bancorp, Inc.	18,800	1,070,660
Hancock Whitney Corp.	116,600	4,465,197
Hanmi Financial Corp.	134,875	2,532,952
Heartland Financial USA, Inc.	26,400	1,181,136
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Heritage Commerce Corp.	17,400	$ 204,537
Hilltop Holdings, Inc.	128,200	3,062,698
HomeTrust Bancshares, Inc.	10,000	260,700
IBERIABANK Corp.	135,758	10,255,160
Independent Bank Corp.	44,400	946,386
Investors Bancorp, Inc.	428,700	4,870,032
LCNB Corp.	16,200	287,388
Midland States Bancorp, Inc.	9,600	250,080
Northrim BanCorp, Inc.	8,000	317,360
OFG Bancorp (Puerto Rico)	74,500	1,631,550
Old Second Bancorp, Inc.	32,100	392,262
Orrstown Financial Services, Inc.	16,800	367,920
Pacific Mercantile Bancorp*	30,200	226,802
Pacific Premier Bancorp, Inc.	60,200	1,877,638
PacWest Bancorp	15,169	551,241
Peoples Bancorp, Inc.	38,300	1,218,323
Premier Financial Bancorp, Inc.	5,812	99,792
Republic Bancorp, Inc. (Class A Stock)	6,746	293,114
SB One Bancorp	19,700	444,432
Shore Bancshares, Inc.	7,600	117,116
Sierra Bancorp	10,900	289,504
Simmons First National Corp. (Class A Stock)	11,600	288,840
Sterling Bancorp	315,509	6,329,111
TCF Financial Corp.	23,017	876,257
TriCo Bancshares	69,400	2,519,220
TriState Capital Holdings, Inc.*	7,800	164,112
Umpqua Holdings Corp.	99,500	1,637,770
United Community Banks, Inc.	143,900	4,079,565
Univest Financial Corp.	121,901	3,109,695
Veritex Holdings, Inc.	90,701	2,200,860
West Bancorporation, Inc.	8,400	182,616
Wintrust Financial Corp.	51,200	3,309,056
		109,312,501
Biotechnology — 0.8%
Acceleron Pharma, Inc.*	18,800	742,788
Acorda Therapeutics, Inc.*	14,500	41,615
Akero Therapeutics, Inc.*	34,399	782,577
AMAG Pharmaceuticals, Inc.*(a)	18,400	212,520
BioCryst Pharmaceuticals, Inc.*(a)	113,800	326,037
Karyopharm Therapeutics, Inc.*	80,300	772,486
Minerva Neurosciences, Inc.*	126,700	981,925
Scholar Rock Holding Corp.*(a)	63,100	564,745
Spero Therapeutics, Inc.*	60,600	642,360
		5,067,053
Building Products — 0.7%
Builders FirstSource, Inc.*	131,200	2,699,440
JELD-WEN Holding, Inc.*	13,300	256,557
Masonite International Corp.*	28,375	1,645,750
Universal Forest Products, Inc.	2,000	79,760
		4,681,507
Capital Markets — 1.1%
BGC Partners, Inc. (Class A Stock)	78,400	431,200
Brightsphere Investment Group, Inc.	202,500	2,006,775
A1

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Hercules Capital, Inc.(a)	318,990	$ 4,264,896
Houlihan Lokey, Inc.	4,700	211,970
Stifel Financial Corp.	5,100	292,638
		7,207,479
Chemicals — 4.2%
AdvanSix, Inc.*	15,100	388,372
Cabot Corp.	26,411	1,196,947
FutureFuel Corp.	33,800	403,572
HB Fuller Co.	50,046	2,330,142
Ingevity Corp.*	22,841	1,937,830
Koppers Holdings, Inc.*	11,500	335,915
Kraton Corp.*	42,200	1,362,638
Livent Corp.*	355,911	2,381,045
Olin Corp.(a)	124,682	2,334,047
Sensient Technologies Corp.	60,402	4,146,597
Stepan Co.	8,400	815,304
Trinseo SA(a)	62,200	2,671,490
Valhi, Inc.	47,935	91,076
Valvoline, Inc.	194,771	4,290,805
WR Grace & Co.	47,756	3,188,191
		27,873,971
Commercial Services & Supplies — 2.7%
ABM Industries, Inc.(a)	86,600	3,145,312
ACCO Brands Corp.	257,300	2,539,551
Clean Harbors, Inc.*	43,155	3,331,566
Kimball International, Inc. (Class B Stock)	54,200	1,046,060
Matthews International Corp. (Class A Stock)(a)	48,286	1,708,842
RR Donnelley & Sons Co.	156,000	588,120
Team, Inc.*(a)	215,742	3,894,143
UniFirst Corp.	6,600	1,287,792
VSE Corp.	5,500	187,495
		17,728,881
Communications Equipment — 0.9%
Ciena Corp.*(a)	37,300	1,463,279
Lumentum Holdings, Inc.*	6,300	337,428
Viavi Solutions, Inc.*	316,325	4,430,132
		6,230,839
Construction & Engineering — 1.5%
EMCOR Group, Inc.	71,690	6,173,943
Great Lakes Dredge & Dock Corp.*	276,000	2,884,200
Sterling Construction Co., Inc.*	59,800	786,370
		9,844,513
Containers & Packaging — 0.5%
Owens-Illinois, Inc.	150,077	1,541,291
Silgan Holdings, Inc.	70,774	2,125,697
		3,666,988
Distributors — 0.2%
Core-Mark Holding Co., Inc.	47,900	1,538,309
	Shares	Value
Common Stocks (continued)
Diversified Consumer Services — 0.4%
American Public Education, Inc.*	27,200	$ 607,648
K12, Inc.*	74,300	1,961,520
		2,569,168
Diversified Financial Services — 0.0%
Marlin Business Services Corp.	13,100	329,989
Diversified Telecommunication Services — 0.3%
Cogent Communications Holdings, Inc.	38,945	2,145,870
IDT Corp. (Class B Stock)*	4,300	45,279
		2,191,149
Electric Utilities — 3.1%
Hawaiian Electric Industries, Inc.	55,558	2,534,000
IDACORP, Inc.	58,617	6,604,377
PNM Resources, Inc.	26,000	1,354,080
Portland General Electric Co.	172,285	9,711,706
Spark Energy, Inc. (Class A Stock)	62,900	663,595
		20,867,758
Electrical Equipment — 1.1%
Encore Wire Corp.	8,600	484,008
Generac Holdings, Inc.*	50,090	3,924,051
Regal Beloit Corp.	38,372	2,795,400
		7,203,459
Electronic Equipment, Instruments & Components — 2.7%
Anixter International, Inc.*	8,800	608,256
Belden, Inc.	33,792	1,802,465
Benchmark Electronics, Inc.	60,800	1,766,848
Insight Enterprises, Inc.*	31,400	1,748,666
KEMET Corp.(a)	69,000	1,254,420
Methode Electronics, Inc.	24,200	814,088
Sanmina Corp.*	146,268	4,696,665
Tech Data Corp.*	40,994	4,273,215
Vishay Intertechnology, Inc.	27,000	457,110
Vishay Precision Group, Inc.*	6,100	199,714
		17,621,447
Energy Equipment & Services — 1.0%
DMC Global, Inc.(a)	30,223	1,329,208
Forum Energy Technologies, Inc.*	151,500	234,825
FTS International, Inc.*	153,500	343,840
Matrix Service Co.*	87,800	1,504,892
Nine Energy Service, Inc.*(a)	64,850	400,124
Select Energy Services, Inc. (Class A Stock)*	308,529	2,671,861
		6,484,750
Equity Real Estate Investment Trusts (REITs) — 8.3%
Americold Realty Trust(a)	75,579	2,801,714
Armada Hoffler Properties, Inc.	139,200	2,518,128
Ashford Hospitality Trust, Inc.(a)	283,900	939,709
Braemar Hotels & Resorts, Inc.	104,000	976,560
Cedar Realty Trust, Inc.	35,400	106,200
City Office REIT, Inc.	139,900	2,013,161
Columbia Property Trust, Inc.	147,655	3,122,903
CoreCivic, Inc.	181,200	3,131,136

A2

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
CorePoint Lodging, Inc.(a)	14,900	$ 150,639
CoreSite Realty Corp.	3,700	450,845
Corporate Office Properties Trust	110,050	3,277,289
Cousins Properties, Inc.	97,839	3,677,768
DiamondRock Hospitality Co.	261,600	2,681,400
Essential Properties Realty Trust, Inc.	12,900	295,539
First Industrial Realty Trust, Inc.	73,300	2,899,748
Front Yard Residential Corp.	20,300	234,668
GEO Group, Inc. (The)	130,250	2,258,535
Getty Realty Corp.	58,500	1,875,510
Gladstone Commercial Corp.	33,600	789,600
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	56,900	1,658,635
Highwoods Properties, Inc.	22,300	1,002,162
Hudson Pacific Properties, Inc.	14,900	498,554
Jernigan Capital, Inc.(a)	26,400	508,200
Kite Realty Group Trust(a)	19,600	316,540
Lexington Realty Trust	183,472	1,880,588
New Senior Investment Group, Inc.	258,300	1,725,444
Rexford Industrial Realty, Inc.	40,100	1,765,202
RLJ Lodging Trust	96,022	1,631,414
Saul Centers, Inc.	300	16,353
Senior Housing Properties Trust	71,900	665,435
Sun Communities, Inc.	8,000	1,187,600
Sunstone Hotel Investors, Inc.	143,202	1,967,595
Terreno Realty Corp.	11,900	607,971
Urban Edge Properties	97,200	1,923,588
Urstadt Biddle Properties, Inc. (Class A Stock)(a)	13,100	310,470
Xenia Hotels & Resorts, Inc.(a)	143,926	3,039,717
		54,906,520
Food & Staples Retailing — 0.7%
Grocery Outlet Holding Corp.*(a)	18,400	638,112
Performance Food Group Co.*	62,029	2,853,954
SpartanNash Co.	104,600	1,237,418
		4,729,484
Food Products — 3.8%
Cal-Maine Foods, Inc.(a)	65,956	2,635,272
Darling Ingredients, Inc.*	266,605	5,100,154
Fresh Del Monte Produce, Inc.	26,800	914,148
Hain Celestial Group, Inc. (The)*(a)	154,750	3,323,256
Hostess Brands, Inc.*(a)	253,303	3,542,443
Sanderson Farms, Inc.(a)	23,274	3,522,054
TreeHouse Foods, Inc.*(a)	114,172	6,330,837
		25,368,164
Gas Utilities — 1.2%
New Jersey Resources Corp.(a)	29,300	1,324,946
ONE Gas, Inc.	16,800	1,614,648
Southwest Gas Holdings, Inc.	38,700	3,523,248
Spire, Inc.	16,400	1,430,736
		7,893,578
Health Care Equipment & Supplies — 0.3%
Integra LifeSciences Holdings Corp.*	24,077	1,446,305
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Lantheus Holdings, Inc.*	15,200	$ 380,988
		1,827,293
Health Care Providers & Services — 1.6%
American Renal Associates Holdings, Inc.*(a)	33,400	211,088
Cross Country Healthcare, Inc.*	110,500	1,138,150
Magellan Health, Inc.*	56,100	3,483,810
Molina Healthcare, Inc.*	6,600	724,152
Owens & Minor, Inc.(a)	352,634	2,048,804
Patterson Cos., Inc.(a)	160,000	2,851,200
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	28,521	382,181
		10,839,385
Health Care Technology — 0.1%
Computer Programs & Systems, Inc.	29,700	671,517
Household Durables — 1.6%
Bassett Furniture Industries, Inc.	18,200	278,460
Hamilton Beach Brands Holding Co. (Class A Stock)	7,800	126,126
Helen of Troy Ltd.*	12,500	1,970,750
Hooker Furniture Corp.(a)	19,700	422,368
KB Home	52,800	1,795,200
Lifetime Brands, Inc.(a)	41,000	362,850
Meritage Homes Corp.*	71,600	5,037,060
Taylor Morrison Home Corp.*	23,200	601,808
		10,594,622
Household Products — 0.9%
Central Garden & Pet Co. (Class A Stock)*	138,200	3,831,595
Spectrum Brands Holdings, Inc.(a)	35,376	1,865,023
		5,696,618
Independent Power & Renewable Electricity Producers — 1.0%
Atlantic Power Corp.*	106,300	248,742
Clearway Energy, Inc. (Class A Stock)	94,800	1,643,832
Clearway Energy, Inc. (Class C Stock)	45,000	821,250
Vistra Energy Corp.	136,208	3,640,840
		6,354,664
Insurance — 1.7%
American Equity Investment Life Holding Co.	76,200	1,844,040
FedNat Holding Co.	31,300	437,887
First American Financial Corp.	36,000	2,124,360
Hanover Insurance Group, Inc. (The)	12,204	1,654,130
Heritage Insurance Holdings, Inc.	16,200	242,190
National General Holdings Corp.	10,400	239,408
ProAssurance Corp.	104,787	4,219,773
Safety Insurance Group, Inc.	5,500	557,315
Third Point Reinsurance Ltd. (Bermuda)*	30,400	303,696
		11,622,799

A3

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services — 4.1%
CACI International, Inc. (Class A Stock)*	26,996	$ 6,243,095
Conduent, Inc.*	303,812	1,889,711
EVERTEC, Inc. (Puerto Rico)	10,800	337,176
ExlService Holdings, Inc.*	56,060	3,753,778
KBR, Inc.	204,500	5,018,430
ManTech International Corp. (Class A Stock)	60,269	4,303,809
Perspecta, Inc.	144,900	3,784,788
Unisys Corp.*	57,100	424,253
Virtusa Corp.*	43,376	1,562,403
		27,317,443
Leisure Products — 0.5%
Callaway Golf Co.(a)	131,636	2,555,055
Vista Outdoor, Inc.*(a)	124,527	770,822
		3,325,877
Machinery — 4.7%
Actuant Corp. (Class A Stock)	79,259	1,738,942
Altra Industrial Motion Corp.	73,025	2,022,427
CIRCOR International, Inc.*	51,944	1,950,497
Commercial Vehicle Group, Inc.*	114,800	827,708
EnPro Industries, Inc.	40,904	2,808,060
Graham Corp.	9,800	194,628
Hurco Cos., Inc.	17,800	572,626
Hyster-Yale Materials Handling, Inc.(a)	10,600	580,138
ITT, Inc.	66,989	4,099,057
LB Foster Co. (Class A Stock)*	8,400	182,028
Meritor, Inc.*	166,000	3,071,000
Milacron Holdings Corp.*	248,188	4,137,294
Mueller Industries, Inc.	6,400	183,552
SPX FLOW, Inc.*	30,532	1,204,793
Standex International Corp.	40,115	2,925,988
TriMas Corp.*	79,894	2,448,751
Wabash National Corp.	176,700	2,563,917
		31,511,406
Media — 2.0%
EW Scripps Co. (The) (Class A Stock)(a)	19,400	257,632
Fluent, Inc.*(a)	98,300	268,850
Gray Television, Inc.*(a)	87,800	1,432,896
Liberty Latin America Ltd. (Chile) (Class A Stock)*	116,700	1,992,069
Meredith Corp.	14,700	538,902
National CineMedia, Inc.(a)	33,400	273,880
Nexstar Media Group, Inc. (Class A Stock)(a)	37,097	3,795,394
Sinclair Broadcast Group, Inc. (Class A Stock)	65,916	2,817,250
TEGNA, Inc.	126,500	1,964,545
		13,341,418
Metals & Mining — 1.1%
Allegheny Technologies, Inc.*(a)	121,813	2,466,713
Cleveland-Cliffs, Inc.(a)	21,100	152,342
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Commercial Metals Co.	127,100	$ 2,208,998
Ramaco Resources, Inc.*	32,557	121,601
Warrior Met Coal, Inc.	111,200	2,170,624
		7,120,278
Mortgage Real Estate Investment Trusts (REITs) — 2.2%
AG Mortgage Investment Trust, Inc.	150,500	2,280,075
ARMOUR Residential REIT, Inc.	23,500	393,625
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	148,516	5,324,299
Dynex Capital, Inc.(a)	96,241	1,422,442
Invesco Mortgage Capital, Inc.	14,900	228,119
KKR Real Estate Finance Trust, Inc.	70,200	1,371,006
Ladder Capital Corp.	41,600	718,432
PennyMac Mortgage Investment Trust	39,900	886,977
Redwood Trust, Inc.	130,000	2,133,300
		14,758,275
Multi-Utilities — 0.6%
Black Hills Corp.	32,777	2,514,979
NorthWestern Corp.	12,900	968,145
Unitil Corp.	8,400	532,896
		4,016,020
Oil, Gas & Consumable Fuels — 2.7%
Abraxas Petroleum Corp.*	383,900	194,829
Amplify Energy Corp.(a)	76,800	473,856
Arch Coal, Inc. (Class A Stock)(a)	32,100	2,381,820
Callon Petroleum Co.*(a)	325,997	1,414,827
Carrizo Oil & Gas, Inc.*	144,681	1,242,087
CVR Energy, Inc.(a)	41,400	1,822,842
Delek US Holdings, Inc.(a)	87,000	3,158,100
Denbury Resources, Inc.*(a)	217,200	258,468
Evolution Petroleum Corp.	55,300	322,952
Gulfport Energy Corp.*(a)	321,600	871,536
Par Pacific Holdings, Inc.*	27,200	621,792
Peabody Energy Corp.	12,600	185,472
Renewable Energy Group, Inc.*(a)	103,000	1,545,515
REX American Resources Corp.*	2,300	175,559
Southwestern Energy Co.*(a)	170,900	329,837
SRC Energy, Inc.*	166,993	778,187
W&T Offshore, Inc.*	441,800	1,930,666
		17,708,345
Paper & Forest Products — 1.0%
Boise Cascade Co.	64,800	2,111,832
Louisiana-Pacific Corp.	58,900	1,447,762
Schweitzer-Mauduit International, Inc.	85,447	3,199,136
Verso Corp. (Class A Stock)*	8,700	107,706
		6,866,436
Pharmaceuticals — 0.9%
Kala Pharmaceuticals, Inc.*(a)	106,300	404,471
Lannett Co., Inc.*(a)	98,300	1,100,960
Prestige Consumer Healthcare, Inc.*(a)	111,065	3,852,845
Zogenix, Inc.*(a)	10,000	400,400
		5,758,676

A4

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Professional Services — 2.5%
Acacia Research Corp.*	98,900	$ 265,052
CBIZ, Inc.*	58,700	1,379,450
CRA International, Inc.	10,900	457,473
Heidrick & Struggles International, Inc.	17,000	464,100
Huron Consulting Group, Inc.*	65,003	3,987,284
Kelly Services, Inc. (Class A Stock)	221,881	5,373,958
Korn Ferry	81,943	3,166,277
TrueBlue, Inc.*	83,300	1,757,630
		16,851,224
Real Estate Management & Development — 0.0%
Newmark Group, Inc. (Class A Stock)	37,153	336,606
Road & Rail — 0.3%
ArcBest Corp.	70,000	2,131,500
Covenant Transportation Group, Inc. (Class A Stock)*	10,000	164,400
		2,295,900
Semiconductors & Semiconductor Equipment — 2.5%
Alpha & Omega Semiconductor Ltd.*	124,019	1,522,953
Amkor Technology, Inc.*	165,600	1,506,960
MACOM Technology Solutions Holdings, Inc.*(a)	311,939	6,705,129
Photronics, Inc.*	93,600	1,018,368
Rambus, Inc.*	301,300	3,954,562
Semtech Corp.*	28,810	1,400,454
Ultra Clean Holdings, Inc.*	47,100	689,309
		16,797,735
Software — 0.1%
Avaya Holdings Corp.*(a)	49,500	506,385
Specialty Retail — 3.1%
Abercrombie & Fitch Co. (Class A Stock)	24,600	383,760
Barnes & Noble Education, Inc.*	262,700	819,624
Cato Corp. (The) (Class A Stock)	52,800	929,808
Citi Trends, Inc.	27,200	497,760
Hibbett Sports, Inc.*(a)	126,100	2,887,690
Lithia Motors, Inc. (Class A Stock)	7,400	979,612
Michaels Cos., Inc. (The)*(a)	110,536	1,082,147
Murphy USA, Inc.*(a)	75,248	6,418,654
Office Depot, Inc.(a)	1,401,700	2,459,984
Rent-A-Center, Inc.(a)	150,300	3,876,237
		20,335,276
Textiles, Apparel & Luxury Goods — 1.3%
Carter’s, Inc.(a)	29,053	2,649,924
Culp, Inc.	11,300	184,190
Deckers Outdoor Corp.*	13,300	1,959,888
Oxford Industries, Inc.(a)	27,779	1,991,754
Steven Madden Ltd.	46,195	1,653,319
		8,439,075
Thrifts & Mortgage Finance — 3.8%
Bridgewater Bancshares, Inc.*	24,800	296,112
Dime Community Bancshares, Inc.	46,700	999,847
Essent Group Ltd.	80,000	3,813,600
	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance (cont’d.)
First Defiance Financial Corp.	19,200	$ 556,128
Flagstar Bancorp, Inc.	39,600	1,479,060
FS Bancorp, Inc.	4,100	215,250
HomeStreet, Inc.*	20,500	560,060
Luther Burbank Corp.	46,900	531,377
Meta Financial Group, Inc.	6,100	198,921
MGIC Investment Corp.	423,875	5,332,348
PennyMac Financial Services, Inc.*	142,100	4,316,998
Radian Group, Inc.	140,400	3,206,736
Riverview Bancorp, Inc.	26,200	193,356
Territorial Bancorp, Inc.	3,100	88,598
United Community Financial Corp.	56,730	611,549
Walker & Dunlop, Inc.	49,300	2,757,349
WSFS Financial Corp.	2,900	127,890
		25,285,179
Trading Companies & Distributors — 1.9%
Aircastle Ltd.	70,404	1,579,162
Applied Industrial Technologies, Inc.	2,500	142,000
BMC Stock Holdings, Inc.*	83,500	2,186,030
DXP Enterprises, Inc.*	8,600	298,592
GMS, Inc.*	135,500	3,891,560
MRC Global, Inc.*(a)	115,500	1,401,015
NOW, Inc.*(a)	45,200	518,444
Rush Enterprises, Inc. (Class A Stock)	49,700	1,917,426
Veritiv Corp.*	21,100	381,488
		12,315,717
Water Utilities — 0.1%
Artesian Resources Corp. (Class A Stock)	3,700	136,900
Consolidated Water Co. Ltd. (Cayman Islands)	34,000	560,660
		697,560
Wireless Telecommunication Services — 0.0%
Spok Holdings, Inc.	6,800	81,192

Total Common Stocks (cost $638,454,052)		645,327,139
Exchange-Traded Fund — 0.3%
iShares Russell 2000 Value ETF(a)	15,432	1,842,735
(cost $1,849,931)

Total Long-Term Investments (cost $640,303,983)		647,169,874

Short-Term Investments — 17.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	10,760,474	10,760,474

A5

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $104,708,880; includes $104,514,953 of cash collateral for securities on loan)(b)(w)	104,687,289	$ 104,697,758

Total Short-Term Investments (cost $115,469,354)		115,458,232

TOTAL INVESTMENTS—114.9% (cost $755,773,337)		762,628,106

Liabilities in excess of other assets(z) — (14.9)%		(98,949,231)

Net Assets — 100.0%		$ 663,678,875

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $101,584,186; cash collateral of $104,514,953 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
96	Russell 2000 Mini Index	Dec. 2019	$7,320,000	$(266,747)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A6